Contingent liabilities and commitments - Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contracted for but not provided in the financial statements:
Intangible assets	£ 107	£ 68
Property, plant and equipment	126	80
Total, contractual commitments	£ 233	£ 148